Summary of significant accounting policies (Details) - Schedule of payments received from customer - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of payments received from customer [Abstract]
Beginning balance	$ 176,457	$ 823,290
Customer advances	18,134,308	10,035,537
Recognized as revenues	(18,079,616)	(10,670,840)
Effect of exchange rate	12,206	(11,530)
Ending balance	$ 243,355	$ 176,457